COMMON SHARES COMMON SHARES, WEIGHTED AVERAGE ASSUMPTIONS FOR OPTIONS (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Expected Life (years)	6 years	6 years	5 years 10 months 24 days
Interest rate	1.80%	1.70%	1.60%
Volatility	17.00%	18.00%	19.00%
Dividend yield	3.80%	3.70%	4.20%
Forfeiture rate	5.00%	15.00%	15.00%